Share-based plans (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) EquityInstruments item	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016
Share-based plans
Performance period (in years)	3 years
Number of performance targets | item	3
Weight of each performance target	33.33%
Annual target achievement level of 100%
Share-based plans
Annual target achievement level (as a percent)	100.00%
Revenue Growth target rate (as a percent)	7.00%
Net Income Growth target rate (as a percent)	7.00%
Annual target achievement level of 0%
Share-based plans
Annual target achievement level (as a percent)	0.00%
Revenue Growth target rate (as a percent)	0.00%
Net Income Growth target rate (as a percent)	0.00%
Decrease from target ROIC to drop to level	0.002
Annual target achievement level of 200%
Share-based plans
Annual target achievement level (as a percent)	200.00%
Revenue Growth target rate (as a percent)	16.00%
Net Income Growth target rate (as a percent)	14.00%
Increase over target ROIC to reach level	0.002
LTIP 2016
Share-based plans
Vesting period	4 years
Period considered for calculation of average share price	30 days
Awarded (in shares) | EquityInstruments		632,804	614,985
Weighted average fair value		€ 51.99	€ 83.40
Total fair value		€ 32,900,000	€ 51,290,000
LTIP 2016 | Annual target achievement level of 100%
Share-based plans
ROIC target rate (as a percent)				7.30%
Annual increase in target ROIC				0.002
LTIP 2019
Share-based plans
Increase (decrease) in annual target achievement level, if GEP -II target rate is 100%	0.20
Vesting period	3 years
Period considered for calculation of average share price	30 days
Grant value cap (as a percent)	400.00%
Awarded (in shares) | EquityInstruments	817,089
Weighted average fair value	€ 62.16
Total fair value	€ 50,790,000
LTIP 2019 | Annual target achievement level of 100%
Share-based plans
ROIC target rate (as a percent)	7.90%
NxStage LTIP
Share-based plans
Period considered for calculation of average share price	30 days
Awarded (in shares) | EquityInstruments	55,978
Weighted average fair value	€ 62.17
Total fair value	€ 3,480,000
NxStage LTIP | Annual target achievement level of 100%
Share-based plans
ROIC target rate (as a percent)		7.70%
Annual increase in target ROIC		0.002
Management Board | LTIP 2016
Share-based plans
Awarded (in shares) | EquityInstruments		73,315	73,746
Management Board | LTIP 2019
Share-based plans
Vesting period	4 years
Period considered for calculation of average share price	30 days
Awarded (in shares) | EquityInstruments	114,999
Weighted average fair value	€ 60.70
Total fair value	€ 6,980,000
Management Board | LTIP 2019 | Annual target achievement level of 100%
Share-based plans
ROIC target rate (as a percent)	7.90%